Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer [Abstract]
Schedule of Net Revenues

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Sales of product
- IoT @ Home portfolio	2,522,189	3,671,717	3,400,966
- Home water solutions	1,065,166	883,325	742,912
- Consumables	265,844	382,896	367,021
- Small appliances and other products	741,290	792,965	708,260
Total of sales of products	4,594,489	5,730,903	5,219,159
Rendering of services	53,024	94,721	84,676
Total	4,647,513	5,825,624	5,303,835